Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Notes payable current, debt discount	$ 2,035,578	$ 936,866	$ 336,229
Notes payable non-current, debt discount	$ 24,302	$ 75,497	$ 1,256
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	75,000,000
Common stock, shares issued	19,793,477	11,728,394	6,112,473
Common stock, shares outstanding	19,793,477	11,728,394	6,112,473